Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Oct 26, 2012
Document Effective Date	Oct 29, 2012
Prospectus Date	Oct 29, 2012

Altegris Managed Futures Strategy Fund
Altegris Managed Futures Strategy Fund
Investment Objective
The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets.
The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Altegris Managed Futures Strategy Fund	Altegris Managed Futures Strategy Fund Class A	Altegris Managed Futures Strategy Fund Class C	Altegris Managed Futures Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Altegris Managed Futures Strategy Fund		Altegris Managed Futures Strategy Fund Class A	Altegris Managed Futures Strategy Fund Class C	Altegris Managed Futures Strategy Fund Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.79%	2.79%	2.79%
Total Annual Fund Operating Expenses		4.54%	5.29%	4.29%
Fee Waiver	[2]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver		4.50%	5.25%	4.25%
[1]	" Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. 0.80% of the Other Expenses are attributable to management fees paid by the Underlying Pools. 0.87% of the Other Expenses are attributable to performance-based incentive fees paid by the Underlying Pools. As of June 30, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 0.88 % of nominal trading level and 21.88 % of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Underlying Pool Fees and Expenses to the extent that a CTA earns performance fees. More information regarding the Subsidiary and investments made in Underlying Pools to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools" section of this Prospectus.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until , at least until October 31, 2013 , to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.90% , 2.65%, and 1.65% of average daily net assets attributable to Class A, Class C , and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Managed Futures Strategy Fund (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
Altegris Managed Futures Strategy Fund Class A	1,000	1,864	2,736	4,952
Altegris Managed Futures Strategy Fund Class C	524	1,577	2,623	5,212
Altegris Managed Futures Strategy Fund Class I	427	1,297	2,180	4,443

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0 ~~% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.~~

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing in a combination of securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, "Underlying Pools"), swap contracts , structured notes or other securities or derivatives . Each Underlying Pool invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.

The Fund may access Managed Futures strateg ies by purchasing the securities of Underlying Pool s and other issuers directly. However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.  However, the Fund may also make Managed Futures strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary. The Fund’s adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 2 0 % to 25% its assets to the Managed Futures strategy and approximately 70% to 80% of its assets to the Fixed Income strategy. However, as market conditions change the ranges may be higher or lower.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy. The Fixed Income strategy will invest in a variety of investment grade fixed income securities. The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years). The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. ("Moody’s") or Standard & Poor’s Ratings Group ("S&P"), or, if, unrated determined to be of comparable quality.

The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The adviser’s investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles and sub-advisers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. A summary of the adviser’s process is as follows:

ASSET ALLOCATION	SOURCING	EVALUATING	PORTFOLIO CONSTRUCTION	MONITORING RISK MANAGEMENT REALLOCATION

·

Review top down economic variables as it relates to managed futures and fixed income sub-strategies

·

Set asset allocation investment ranges relating to managed futures and fixed income sub-strategies

	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio
of investment managers representing diversified investment
sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection investment managers and vehicles, including  Underlying Pools, swaps or structured notes

·

Consult with
sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring
of sub-adviser
and portfolio investment managers and vehicles, including
of Underlying
Pools, swaps or structured notes

·

Rebalance between sub-adviser strategies and portfolio of investment managers and vehicles and/or reallocate to new ones

Generally, the adviser’s investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed. The adviser expects to allocate the Fund’s assets to Underlying Pools, swap or structured notes that represent at least three managed futures sub-strategies by asset class or manager style. However, asset allocation will vary by sub-strategy and investment vehicle. The Fund’s investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and Fixed Income strategies as a result of the adviser’s monitoring policies.

Sub-Adviser’s Investment Process

The sub-adviser aims to meet the Fund’s investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued. The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques. The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser’s analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors. Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads. The sub-adviser seeks to reduce volatility, in part, by keeping the Fund’s fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates. The sub-adviser purchases securities based on their yield or potential capital appreciation, or both. It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in the Subsidiary, securities issued by Underlying Pools, swap contracts and structured notes , or other securities or derivatives .

·

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund’s use of swaps, structured notes or other derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

·

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using swaps, structured notes or other derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. •

·

Structured Notes Risk :  Structured notes involve leverage risk, tracking risk and issuer default risk. •

·

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments , including securities of   Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pool Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors (“managers”) engaged to trade Managed Futures strategies on behalf of the Underlying Pool s (each a “Managed Futures manager”) .   Those performance based fees will be paid by the Underlying Pool s to each Managed Futures manager without regard to the performance of other Managed Futures managers engaged by an Underlying Pool (notwithstanding that a single manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pool’ or the Fund’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the Managed Futures managers retained by the Underlying Pool s will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Fund’s adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of a broad-based securities market index and one supplemental index.  You should be aware that each Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Bar Chart For Class I Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2011	3.22%
Worst Quarter:	2nd Quarter 2011	(5.31)%
The total return for Class I shares from January 1, 2012 to September 1, 2012 was (1.12)%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Altegris Managed Futures Strategy Fund	1 Year	Since Inception	Inception Date
Altegris Managed Futures Strategy Fund Class I	(6.49%)	(1.29%)	Aug 26, 2010
Altegris Managed Futures Strategy Fund Class I After Taxes on Distributions	(6.49%)	(1.39%)
Altegris Managed Futures Strategy Fund Class I After Taxes on Distributions and Sale of Fund Shares	(4.22%)	(1.15%)
Altegris Managed Futures Strategy Fund Class A	(12.07%)	(5.77%)	Aug 26, 2010
BofAML 3 Month Treasury Bill Index	0.10%	0.11%
MSCI World Index	(7.61%)	7.16%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

Bank of America Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Altegris Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0 ~~% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	" Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing in a combination of securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, "Underlying Pools"), swap contracts , structured notes or other securities or derivatives . Each Underlying Pool invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.

The Fund may access Managed Futures strateg ies by purchasing the securities of Underlying Pool s and other issuers directly. However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.  However, the Fund may also make Managed Futures strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary. The Fund’s adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 2 0 % to 25% its assets to the Managed Futures strategy and approximately 70% to 80% of its assets to the Fixed Income strategy. However, as market conditions change the ranges may be higher or lower.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy. The Fixed Income strategy will invest in a variety of investment grade fixed income securities. The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years). The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. ("Moody’s") or Standard & Poor’s Ratings Group ("S&P"), or, if, unrated determined to be of comparable quality.

The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The adviser’s investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles and sub-advisers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. A summary of the adviser’s process is as follows:

ASSET ALLOCATION	SOURCING	EVALUATING	PORTFOLIO CONSTRUCTION	MONITORING RISK MANAGEMENT REALLOCATION

·

Review top down economic variables as it relates to managed futures and fixed income sub-strategies

·

Set asset allocation investment ranges relating to managed futures and fixed income sub-strategies

	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio
of investment managers representing diversified investment
sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection investment managers and vehicles, including  Underlying Pools, swaps or structured notes

·

Consult with
sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring
of sub-adviser
and portfolio investment managers and vehicles, including
of Underlying
Pools, swaps or structured notes

·

Rebalance between sub-adviser strategies and portfolio of investment managers and vehicles and/or reallocate to new ones

Generally, the adviser’s investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed. The adviser expects to allocate the Fund’s assets to Underlying Pools, swap or structured notes that represent at least three managed futures sub-strategies by asset class or manager style. However, asset allocation will vary by sub-strategy and investment vehicle. The Fund’s investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and Fixed Income strategies as a result of the adviser’s monitoring policies.

Sub-Adviser’s Investment Process

The sub-adviser aims to meet the Fund’s investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued. The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques. The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser’s analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors. Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads. The sub-adviser seeks to reduce volatility, in part, by keeping the Fund’s fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates. The sub-adviser purchases securities based on their yield or potential capital appreciation, or both. It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in the Subsidiary, securities issued by Underlying Pools, swap contracts and structured notes , or other securities or derivatives .

·

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund’s use of swaps, structured notes or other derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

·

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using swaps, structured notes or other derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. •

·

Structured Notes Risk :  Structured notes involve leverage risk, tracking risk and issuer default risk. •

·

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments , including securities of   Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pool Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors (“managers”) engaged to trade Managed Futures strategies on behalf of the Underlying Pool s (each a “Managed Futures manager”) .   Those performance based fees will be paid by the Underlying Pool s to each Managed Futures manager without regard to the performance of other Managed Futures managers engaged by an Underlying Pool (notwithstanding that a single manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pool’ or the Fund’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the Managed Futures managers retained by the Underlying Pool s will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Fund’s adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of a broad-based securities market index and one supplemental index.  You should be aware that each Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2011	3.22%
Worst Quarter:	2nd Quarter 2011	(5.31)%
		The total return for Class I shares from January 1, 2012 to September 1, 2012 was (1.12)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class I shares from January 1, 2012 to September 1, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 1, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

Bank of America Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
BofAML 3 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Altegris Managed Futures Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.50%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,000
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,952
1 Year	rr_AverageAnnualReturnYear01	(12.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 26, 2010
Altegris Managed Futures Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.29%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	524
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,212
Altegris Managed Futures Strategy Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,443
Annual Return 2011	rr_AnnualReturn2011	(6.49%)
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 26, 2010
Altegris Managed Futures Strategy Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Altegris Managed Futures Strategy Fund Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)

[1]	" Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. 0.80% of the Other Expenses are attributable to management fees paid by the Underlying Pools. 0.87% of the Other Expenses are attributable to performance-based incentive fees paid by the Underlying Pools. As of June 30, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 0.88 % of nominal trading level and 21.88 % of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Underlying Pool Fees and Expenses to the extent that a CTA earns performance fees. More information regarding the Subsidiary and investments made in Underlying Pools to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools" section of this Prospectus.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until , at least until October 31, 2013 , to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.90% , 2.65%, and 1.65% of average daily net assets attributable to Class A, Class C , and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Ginkgo Multi-Strategy Fund
Ginkgo Multi-Strategy Fund
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ginkgo Multi-Strategy Fund	Ginkgo Multi-Strategy Fund Class A Shares	Ginkgo Multi-Strategy Fund Class C Shares	Ginkgo Multi-Strategy Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Ginkgo Multi-Strategy Fund		Ginkgo Multi-Strategy Fund Class A Shares	Ginkgo Multi-Strategy Fund Class C Shares	Ginkgo Multi-Strategy Fund Investor Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.40%	1.00%	0.40%
Other Expenses		1.03%	1.03%	0.79%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.05%
Total Annual Fund Operating Expenses		2.58%	3.18%	2.24%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ginkgo Multi-Strategy Fund (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
Ginkgo Multi-Strategy Fund Class A Shares	839	1,235	1,706	3,002
Ginkgo Multi-Strategy Fund Class C Shares	287	880	1,499	3,166
Ginkgo Multi-Strategy Fund Investor Class Shares	227	700	1,200	2,575

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategies:

Investment Philosophy

The Fund’s adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques.  The Fund’s security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities and exchange-traded funds ("ETFs") and mutual funds.  The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis.  These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security.  The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change.  This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk.  Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued.  At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund’s adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies.  Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund.  The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund’s allocation as is deemed appropriate by the Fund’s adviser.  The investment philosophies and strategies, which the adviser also describes as a "portfolio," include:

·

Momentum Strategy: The Monday Portfolio employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

·

Value Strategy: The Tuesday Portfolio has a specific focus for buying undervalued securities, with the objective of achieving high growth.

·

Dividend Strategy: The Equity Income Portfolio focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

·

Moderate ETF Strategy:  The Moderate ETF Portfolio utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds ("ETFs").

·

Growth ETF Strategy:  The Growth ETF Portfolio utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs.  These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

·

Mutual Fund Strategy:  The Ultimate Portfolio is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser’s designed database of mutual funds.

·

Fixed Income Strategy:  Individual bond purchases allow the adviser to handpick some fixed income securities which, in their opinion, have the highest yields with solid risk/return ratios.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities.  The Fund defines alternative asset securities as ETFs and mutual funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including those linked to stock market volatility.  The Fund’s portfolio will have a combination of securities selected using any or all of these philosophies and strategies.  The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time.  The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio of securities to achieve the Fund’s investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through ETFs and mutual funds, primarily in a combination of:

·

equity securities,

·

fixed income securities,

·

cash securities and

·

alternative asset securities

The Fund invests, directly or through ETFs and mutual funds, without restriction as to issuer capitalization, country, credit quality, or a security’s currency or maturity.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

High-Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.Ginkgofunds.com or by calling 1-855-BUY-GNKO.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ginkgo Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Philosophy

The Fund’s adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques.  The Fund’s security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities and exchange-traded funds ("ETFs") and mutual funds.  The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis.  These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security.  The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change.  This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk.  Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued.  At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund’s adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies.  Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund.  The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund’s allocation as is deemed appropriate by the Fund’s adviser.  The investment philosophies and strategies, which the adviser also describes as a "portfolio," include:

·

Momentum Strategy: The Monday Portfolio employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

·

Value Strategy: The Tuesday Portfolio has a specific focus for buying undervalued securities, with the objective of achieving high growth.

·

Dividend Strategy: The Equity Income Portfolio focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

·

Moderate ETF Strategy:  The Moderate ETF Portfolio utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds ("ETFs").

·

Growth ETF Strategy:  The Growth ETF Portfolio utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs.  These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

·

Mutual Fund Strategy:  The Ultimate Portfolio is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser’s designed database of mutual funds.

·

Fixed Income Strategy:  Individual bond purchases allow the adviser to handpick some fixed income securities which, in their opinion, have the highest yields with solid risk/return ratios.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities.  The Fund defines alternative asset securities as ETFs and mutual funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including those linked to stock market volatility.  The Fund’s portfolio will have a combination of securities selected using any or all of these philosophies and strategies.  The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time.  The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio of securities to achieve the Fund’s investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through ETFs and mutual funds, primarily in a combination of:

·

equity securities,

·

fixed income securities,

·

cash securities and

·

alternative asset securities

The Fund invests, directly or through ETFs and mutual funds, without restriction as to issuer capitalization, country, credit quality, or a security’s currency or maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

High-Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.Ginkgofunds.com or by calling 1-855-BUY-GNKO.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-BUY-GNKO
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Ginkgofunds.com
Ginkgo Multi-Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	839
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,002
Ginkgo Multi-Strategy Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,166
Ginkgo Multi-Strategy Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

The Giralda Fund | The Giralda Fund Class I Shares
The Giralda Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Giralda Fund The Giralda Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Giralda Fund The Giralda Fund Class I Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		1.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
The Giralda Fund The Giralda Fund Class I Shares	153	474	818	1,791

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 571% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

·

Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

·

Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund’s returns from being dominated by market segments with above-average price gains and reduces concentration risk.

·

Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocations.

·

Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

·

Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

·

"Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund’s asset allocation and risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

·

Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thegiraldafund.com or by calling 1-855-GIRALDA.

Label	Element	Value
The Giralda Fund | The Giralda Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Giralda Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 571% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	571.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,791
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

·

Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

·

Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund’s returns from being dominated by market segments with above-average price gains and reduces concentration risk.

·

Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocations.

·

Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

·

Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

·

"Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund’s asset allocation and risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

·

Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thegiraldafund.com or by calling 1-855-GIRALDA.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GIRALDA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thegiraldafund.com

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

The Giralda Fund | The Giralda Fund Manager Class Shares
The Giralda Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Giralda Fund The Giralda Fund Manager Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Giralda Fund The Giralda Fund Manager Class Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and/or Reimbursement	[2]	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		0.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees for Manager Class shares at least until October 31, 2013. Manager Class fee waivers are not subject to recoupment from the Fund. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
The Giralda Fund The Giralda Fund Manager Class Shares	51	376	723	1,705

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 571% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

·

Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

·

Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund’s returns from being dominated by market segments with above-average price gains and reduces concentration risk.

·

Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocations.

·

Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

·

Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

·

"Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund’s asset allocation and risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

·

Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thegiraldafund.com or by calling 1-855-GIRALDA.

Label	Element	Value
The Giralda Fund | The Giralda Fund Manager Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Giralda Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 571% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	571.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,705
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

·

Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

·

Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund’s returns from being dominated by market segments with above-average price gains and reduces concentration risk.

·

Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocations.

·

Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

·

Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

·

"Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund’s asset allocation and risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

·

Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operations.  Additionally, the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thegiraldafund.com or by calling 1-855-GIRALDA.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GIRALDA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thegiraldafund.com

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees for Manager Class shares at least until October 31, 2013. Manager Class fee waivers are not subject to recoupment from the Fund. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Power Income Fund
Power Income Fund
Investment Objectives:
The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~15 of the Fund’s Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Power Income Fund	Power Income Fund Class A	Power Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Power Income Fund		Power Income Fund Class A	Power Income Fund Class I
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		1.90%	1.65%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Power Income Fund (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
Power Income Fund Class A	683	1,067	1,475	2,611
Power Income Fund Class I	168	520	897	1,955

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 547 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities commonly known as "junk" bonds and U.S. Treasury securities.  The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service ("Moody’s") or lower than BBB- by Standard and Poor’s Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in junk bonds or U.S. Treasury securities.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the Fund’s investment portfolio when it believes security prices will decline.  The adviser will hedge by (i) increasing allocations to cash equivalents or U.S. Treasury securities (ii) purchasing inverse mutual funds or inverse ETFs.  The adviser may invest in inverse funds linked to the S&P 500 Index when it believes this strategy will provide an effective hedge for junk bond holdings and may invest in inverse funds linked to U.S. Treasury securities when it believes this strategy will provide an effective hedge for interest rate risk.  Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds.  The Fund limits inverse investments, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds.  The Fund may invest in mutual funds and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk or U.S. Treasury bond returns.  The Fund does not invest in derivatives directly and will limit investment in mutual funds and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys traditional securities when it believes prices are stable or improving and sells them when it believes prices will fall.  The adviser buys and sells inverse securities for hedging purposes.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

·

Derivatives Risk.  Derivatives are subject to credit risk and liquidity risk.  Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.

·

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Hedging Risk.   Inverse S&P 500 Index-linked mutual funds and ETFs may not effectively hedge the Fund’s junk bond holdings.  Additionally, inverse U.S. Treasury-linked mutual funds and ETFs may not effectively hedge interest rate risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses on the hedging vehicle while also suffering losses on the junk or U.S. Treasury bonds that were intended to benefit from the hedge.

·

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

·

Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.   ~~Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC.~~

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	3.06%
Worst Quarter:	3rd Quarter 2011	(3.72)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 7.49%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Power Income Fund	1 Year	Since Inception	Inception Date
Power Income Fund Class I	(7.45%)	(4.14%)	Sep 14, 2010
Power Income Fund Class I After Taxes on Distributions	(8.54%)	(5.33%)
Power Income Fund Class I After Taxes on Distributions and Sale of Fund Shares	(4.81%)	(4.17%)
Power Income Fund Class A	(7.16%)	(3.99%)	Sep 14, 2010
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	5.31%

After-tax returns were calculated using the historical highest in dividual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Power Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is total return from income and capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~15 of the Fund’s Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 547 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	547.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities commonly known as "junk" bonds and U.S. Treasury securities.  The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service ("Moody’s") or lower than BBB- by Standard and Poor’s Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in junk bonds or U.S. Treasury securities.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the Fund’s investment portfolio when it believes security prices will decline.  The adviser will hedge by (i) increasing allocations to cash equivalents or U.S. Treasury securities (ii) purchasing inverse mutual funds or inverse ETFs.  The adviser may invest in inverse funds linked to the S&P 500 Index when it believes this strategy will provide an effective hedge for junk bond holdings and may invest in inverse funds linked to U.S. Treasury securities when it believes this strategy will provide an effective hedge for interest rate risk.  Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds.  The Fund limits inverse investments, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds.  The Fund may invest in mutual funds and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk or U.S. Treasury bond returns.  The Fund does not invest in derivatives directly and will limit investment in mutual funds and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys traditional securities when it believes prices are stable or improving and sells them when it believes prices will fall.  The adviser buys and sells inverse securities for hedging purposes.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

·

Derivatives Risk.  Derivatives are subject to credit risk and liquidity risk.  Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.

·

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Hedging Risk.   Inverse S&P 500 Index-linked mutual funds and ETFs may not effectively hedge the Fund’s junk bond holdings.  Additionally, inverse U.S. Treasury-linked mutual funds and ETFs may not effectively hedge interest rate risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses on the hedging vehicle while also suffering losses on the junk or U.S. Treasury bonds that were intended to benefit from the hedge.

·

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

·

Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.   ~~Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-7-PWRINC
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powerincomefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	3.06%
Worst Quarter:	3rd Quarter 2011	(3.72)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 7.49%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest in dividual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest in dividual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Power Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,611
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2010
Power Income Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Annual Return 2011	rr_AnnualReturn2011	(2.04%)
1 Year	rr_AverageAnnualReturnYear01	(7.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2010
Power Income Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.33%)
Power Income Fund Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.17%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 29, 2012